CONTRACT RECEIVABLE, NET	12 Months Ended
May 31, 2026
Credit Loss [Abstract]
CONTRACT RECEIVABLE, NET

NOTE 3 — CONTRACT RECEIVABLE, NET

Contract receivable, net consisted of the following:

	As of May 31,
	2026	2025
Contract receivable	2,703,590	2,200,351
Less: allowance for expected credit losses	(54,819)	(81,698)
	2,648,771	2,118,653

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 3 — CONTRACT RECEIVABLE, NET (cont.)

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	81,698	8,584
Provision	-	73,652
Reversal	(27,007)	-
Exchange adjustment	128	(538)
Balance at end of the year	54,819	81,698